Document and Entity Information	Jan. 01, 2022
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Jan. 01, 2022
Entity Registrant Name	Apollo Global Management, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-00000000
Entity Tax Identification Number	86-3155788
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Information, Former Legal or Registered Name	Tango Holdings, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001858681